Consolidated Statements of Cash Flows (Unaudited) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income	$ 1,218,714	$ 3,475,961	$ 3,394,649
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	388,002	269,817	215,121
Deferred tax assets			(30,633)
Accounts receivable provision	36,972		2,649
Inventory reserve (reversal)/provision	81,621	(31,668)	47,358
Deferred expenses
Imputed interest expenses	17,755	27,121	70,195
Right of use lease assets amortization	514,691	523,774	546,362
Changes in operating assets and liabilities:
Accounts receivable	3,395,976	(8,549,354)	3,380,552
Inventories	(1,091,117)	(2,656,056)	(2,200,180)
Advances to suppliers	(1,250,467)	1,227,244	(1,109,383)
Prepaid expenses	(25,000)	469,085	(489,315)
Other receivables	(79,876)	(41,239)	127,332
Loan receivable	163,821	(172,388)
Accounts payable	1,085,320	661,080	803,611
Accrued expenses and other current liabilities	2,361,121	164,303	356,061
Advances from customers	(334,225)	215,483	(276,454)
Tax payable	246,425	265,702	(195,033)
Net cash provided (used in) by operating activities	6,729,734	(4,151,135)	4,642,892
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(684,210)	(694,813)	(244,017)
Purchases of intangible assets	(25,689)		(155)
Fixed deposit	(3,869,565)
Advance for potential long-term warehouse lease	(1,000,000)
Advance for potential land purchase	4,201,354	(4,201,354)
Net cash used in investing activities	(1,378,110)	(4,896,167)	(244,172)
Cash Flows from Financing Activities:
Proceeds from short-term borrowings	4,236,750	8,381,681	4,284,208
Repayments on short-term borrowings	(10,231,750)	(7,450,134)	(4,182,881)
Proceeds from related parties	16,968,314	24,015,431	15,311,425
Repayments to related parties	(15,064,679)	(23,930,302)	(16,172,950)
Proceeds from IPO		10,080,231
Proceeds (repayment) of notes payable			(7,285,918)
Proceeds from long-term loan	6,729,469	1,235,004	4,650,586
Repayments on long-term loan	(9,075,497)	(1,012,044)
Net cash (used in) provided by financing activities	(6,437,393)	11,319,867	(3,395,530)
Effect of exchange rate changes on cash	(103,044)	(381,011)	109,448
Net (decrease) increase in cash and cash equivalents	(1,188,813)	1,892,554	1,003,190
Cash and cash equivalents at the beginning of year	7,067,247	5,174,693	4,062,055
Cash and cash equivalents at the end of year	5,878,434	7,067,247	5,174,693
Reconciliation of cash, cash equivalents and restricted cash to the Consolidated Balance Sheet
Cash and cash equivalents	5,877,372	7,032,519	5,174,693
Restricted cash	1,062	34,728
Cash and cash equivalents at the end of year	5,878,434	7,067,247	5,174,693
Supplemental disclosures of cash flows information:
Cash paid for income taxes		123,608	99,690
Cash paid for interest	410,922	831,755	365,752
Supplemental disclosures of non-cash information:
Deferred IPO cost netted against IPO proceeds in equity		$ 495,319